Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Sep. 30, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Three months ending December 31, 2022	¥ 1,246,999	$ 175,300
Year ending December 31, 2023	2,523,695	354,775
Year ending December 31, 2024	1,392,807	195,798
Year ending December 31, 2025	¥ 983,728	$ 138,290